Accrued Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities (Abstract)
Accrued loan interest and loan fees	$ 189	$ 312
Accrued operating expenses	2,696	2,501
Accrued voyage expenses and commissions	2,159	1,543
Accrued general and administrative expenses	592	1,031
Total	$ 5,636	$ 5,387